Accounts Payable and Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts payable and accrued liabilities
Programming costs	$ 2,006	$ 1,751
Accounts payable	1,195	1,224
Payroll and employee benefits	307	272
Other	702	679
Total accounts payable and accrued liabilities	4,210	3,926
Accounts payable to vendors for property and equipment	68	30
Accounts payable to vendors for satellites	$ 3	$ 17